Commitment and Contingencies (Details) - Schedule of lease costs in the Company’s condensed consolidated statements of operations and comprehensive loss - EQRx, INC. [Member] - USD ($) $ in Thousands		5 Months Ended	6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Commitment and Contingencies (Details) - Schedule of lease costs in the Company’s condensed consolidated statements of operations and comprehensive loss [Line Items]
Total lease costs		$ 1,721	$ 1,600
Research and Development Expense [Member]
Commitment and Contingencies (Details) - Schedule of lease costs in the Company’s condensed consolidated statements of operations and comprehensive loss [Line Items]
Operating lease costs		598	346
Variable lease costs	[1]	191	79
General and Administrative Expense [Member]
Commitment and Contingencies (Details) - Schedule of lease costs in the Company’s condensed consolidated statements of operations and comprehensive loss [Line Items]
Operating lease costs		706	958
Variable lease costs		$ 226	$ 217

[1]	Variable lease costs include the Company’s proportionate share of operating expenses, property taxes, utilities and parking for the building in which the leased space is located.